Financial risk management	12 Months Ended
Apr. 30, 2026
Financial Risk Management
Financial risk management

24. Financial risk management

The Group’s activities expose it to a variety of financial risks from its operation. The key financial risks include credit risk, liquidity risk and market risk (including foreign currency risk and interest rate risk).

The directors review and agree policies and procedures for the management of these risks, which are executed by the management team. It is, and has been throughout the current and previous financial years, the Group’s policy that no trading in derivatives for speculative purposes shall be undertaken.

The following sections provide details regarding the Group’s exposure to the abovementioned financial risks and the objectives, policies and processes for the management of these risks.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets (including cash), the Group minimizes credit risk by dealing exclusively with high credit rating counterparties.

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally do not require a collateral.

The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Group has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 60 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Group has developed and maintained the Group’s credit risk gradings to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Group’s own trading records to rate its major customers and other debtors. The Group considers available reasonable and supportive forward-looking information which includes the following indicators:

●	Internal credit rating

●	External credit rating

●	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations

●	Actual or expected significant changes in the operating results of the debtor

●	Significant increases in credit risk on other financial instruments of the same debtor

●	Significant changes in the expected performance and behavior of the debtor, including changes in the payment status of debtors in the company and changes in the operating results of the debtor

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making contractual payment.

The Group determined that its financial assets are credit-impaired when:

●	There is significant difficulty of the debtor

●	A breach of contract, such as a default or past due event

●	It is becoming probable that the debtor will enter bankruptcy or other financial reorganization

●	There is a disappearance of an active market for that financial asset because of financial difficulty

The Group categorizes a receivable for potential write-off when a debtor fails to make contractual payments more than 120 days past due. Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Credit risk (Continued)

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

April 30, 2026	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	2,581,516	(28,467)	2,553,049	2,004,277
Contract assets	II Note 1	Lifetime ECL (Simplified)	5,859,977	(46,348)	5,813,629	4,564,004
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	353,700	-	353,700	277,673
Loans to third parties	II Note 2	12-month ECL	1,884,941	-	1,884,941	1,479,778
Cash and cash equivalents	I Note 3	12-month ECL	1,139,870	-	1,139,870	894,858
				(74,815)

April 30, 2025	Category	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount	Net carrying amount
			SGD	SGD	SGD	USD
Trade receivables	II Note 1	Lifetime ECL (Simplified)	996,732	(49,855)	946,877	743,348
Contract assets	II Note 1	Lifetime ECL (Simplified)	4,210,736	(18,117)	4,192,619	3,291,426
Other receivables (excluded prepayments)	III Note 2	Lifetime ECL (Simplified)	741,461	(398,607)	342,854	269,158
Cash and cash equivalents	I Note 3	12-month ECL	759,891	-	759,891	596,554
				(466,579)

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Credit risk (Continued)

Trade receivables and contract assets (Note 1)

For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 and uses provision matrix to measure the loss allowance at lifetime ECL. In determining ECL on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The Group considers the historical credit loss experience based on the past due status of the debtors, historical customers’ payment profile and adjusted as appropriate to reflect current conditions and estimates of future economic conditions affecting the ability of the customers to settle the debts. The Group has identified the country risk, real gross domestic product (GDP) growth rate and unemployment rate in which it sells goods and services to be the most relevant factor and the historical loss rates are adjusted accordingly based on the expected changes in this factor. Accordingly, the credit risk profile of trade receivables is presented based on their past due status in terms of the provision matrix.

April 30, 2026	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	6,896,697	(54,296)	6,842,401	5,371,644
< 30 days	1,530,906	(11,862)	1,519,044	1,192,529
31 days to 60 days	5,401	(168)	5,233	4,108
61 days to 90 days	-	-	-	-
91 days to 120 days	-	-	-	-
>120 days	8,489	(8,489)	-	-
	8,441,493	(74,815)	8,366,678	6,568,281

April 30, 2025	Trade receivables and contract assets	ECL	Trade receivables and contract assets, net	Trade receivables and contract assets, net
	SGD	SGD	SGD	USD
Not past due	4,392,285	(20,538)	4,371,747	3,432,051
< 30 days	715,879	(10,902)	704,977	553,444
31 days to 60 days	36,483	(989)	35,494	27,865
61 days to 90 days	47,718	(20,440)	27,278	21,415
91 days to 120 days	-	-	-	-
>120 days	15,103	(15,103)	-	-
	5,207,468	(67,972)	5,139,496	4,034,775

Contract assets that are not past due make up majority of the receivables.

Subsequent to the financial year ended April 30, 2026:

-	More than 95% of trade receivables were collected.

-	Except for those retention receivables which monies will only be released upon the expiry of the defect liability period as specified in the contracts, more than 66% of the contract assets have been billed and collected.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Credit risk (Continued)

Other receivables and loans to third parties (Note 2)

The Group assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that:

(i)	There has been a significant increase in the credit risk since the initial recognition of other receivable due from a third party amounted to SGD398,607. Accordingly, the Group recognized the impairment loss allowance using Lifetime ECL. As of April 30, 2025, the other receivable from a third party was fully impaired. During the financial year ended April 30, 2026, management assessed that the other receivable has no prospect for recovery and recorded a write off by applying the provision against the other receivable.

(ii)	Credit risk for loans to third parties has not increased significantly since its initial recognition. Accordingly, the Company measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

Cash and cash equivalents (Note 3)

The Group held cash and bank balances with banks which are rated AA1 and A1 based on Moody’s and are considered to have low credit risk. The cash balances are measured on 12-month expected credit losses and subject to immaterial credit loss.

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

Exposure to credit risk

The Group has no significant concentration of credit risk other than balances with 3 customers (2025: 3 customers) which represented 82% (2025: 67%) of total trade receivable. Retention sums from 3 customers (2025: 3 customers) represented 60% (2025: 55%) of total retention sum receivable. Loans to 2 (2025: Nil) third parties represented 100% (2025: Nil) of total loans to third parties. The Group has credit policies and procedures in place to minimize and mitigate its credit risk exposure.

Liquidity risk

Liquidity risk refers to the risk that the Group will encounter difficulties in meeting its short-term obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities. It is managed by matching the payment and receipt cycles. The Group finances its working capital requirements through a combination of funds generated from operations and bank borrowings, if necessary. The directors are satisfied that funds are available to finance the operations of the Group.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities

The table below summarizes the maturity profile of the Group’s financial liabilities at the end of reporting year based on contractual undiscounted repayments obligations:

	Carrying value	Contractual cash flows	Within 1 year	Within 2 to 5 years	After 5 years
	SGD	SGD	SGD	SGD	SGD
April 30, 2026
Trade and other payables (excluded GST payables)	4,622,427	4,622,427	4,622,427	-	-
Borrowings	2,034,177	2,355,357	563,268	1,117,192	674,897
Total	6,656,604	6,977,784	5,185,695	1,117,192	674,897

April 30, 2025
Trade and other payables (excluded GST payables)	5,248,011	5,248,011	5,248,011	-	-
Borrowings	2,336,864	2,764,287	614,056	1,408,360	741,871
Total	7,584,875	8,012,298	5,862,067	1,408,360	741,871

Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s profit or loss. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Group’s financial instruments will fluctuate because of changes in market interest rates. The Group’s exposure to interest rate risk arises primarily from their borrowing.

The Group does not expect any significant effect on the Group’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest-bearing financial instruments at the end of the year.

As at the end of the reporting year, if the interest rates had been 1% (2025: 1%) higher/lower with all other variables held constant, the Group’s (loss)/profit before income tax would have been approximately SGD23,000 (2025: SGD27,000) higher/lower, arising mainly as a result of higher/lower interest expenses on floating rate borrowing. The assumed movement in basis points for interest rate sensitivity analysis is based on the currently observable market environment.

Foreign currency risk

The Group’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short-term imbalances.

The Group has transactional currency exposures arising from sales or purchases that are denominated in a currency other than the functional currency of the entity, primarily United States Dollar (USD).

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

24.	Financial risk management (Continued)

Foreign currency risk (Continued)

At the end of each reporting year, the Group’s exposure to foreign currency risk is as follows:

	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
Financial assets
Financial assets at fair value through profit or loss	440,888	450,603	353,747
Loans to third parties	-	1,884,941	1,479,778
Cash and cash equivalents	3,397	419,091	329,008
	444,285	2,754,635	2,162,533
Financial liabilities
Borrowings	347,400	322,280	253,007
	347,400	322,280	253,007
Net exposure	96,885	2,432,355	1,909,526

A 1% (2025: 1%) strengthening/weakening of Singapore Dollar against the foreign currency denominated balances as at the end of the reporting year would increase/(decrease) profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss
	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	USD
USD against SGD
- Strengthened	969	24,324	19,095
- Weakened	(969)	(24,324)	(19,095)